Deferred Revenue (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 14, 2023	Dec. 31, 2022	Dec. 31, 2021
Successor [Member]
Deferred revenue, ending balance	$ 3,632	$ 2,878	$ 2,534
Predecessor [Member]
Deferred revenue, ending balance			$ 2,534	$ 2,162	$ 3,146